Portfolio of Investments (unaudited)
As of March 31, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS—109.1%
AUSTRALIA—1.2%
Materials—1.2%
BHP Group Ltd.	115,316	$ 3,662,767
AUSTRIA—0.9%
Materials—0.9%
Mondi PLC	184,633	2,927,955
BRAZIL—6.6%
Consumer Discretionary—1.3%
MercadoLibre, Inc.(a)	3,091	4,074,123
Consumer Staples—1.4%
Raia Drogasil SA	870,697	4,200,208
Financials—1.9%
B3 SA - Brasil Bolsa Balcao	1,600,234	3,267,749
Banco Bradesco SA	1,056,319	2,469,666
		5,737,415
Industrials—1.3%
Rumo SA	536,447	1,995,093
WEG SA	262,089	2,096,836
		4,091,929
Information Technology—0.7%
TOTVS SA	375,892	2,088,433
Total Brazil		20,192,108
CHILE—0.6%
Materials—0.6%
Sociedad Quimica y Minera de Chile SA, Preferred Shares, ADR	22,382	1,814,285
CHINA—33.9%
Communication Services—8.8%
Autohome, Inc., ADR	106,485	3,564,053
Tencent Holdings Ltd.	478,500	23,383,957
		26,948,010
Consumer Discretionary—12.6%
Alibaba Group Holding Ltd.(a)	1,153,600	14,610,906
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	105,800	2,825,289
China Tourism Group Duty Free Corp. Ltd., H Shares(a)(c)	102,200	2,522,437
JD.com, Inc., A Shares	220,061	4,805,294
Li Auto, Inc., Class A(a)	231,800	2,898,904
Meituan, Class B(a)(c)	222,050	4,028,479
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	675,386	5,284,731
Zhongsheng Group Holdings Ltd.	332,000	1,635,889
		38,611,929
Consumer Staples—3.8%
Budweiser Brewing Co. APAC Ltd.(c)	534,000	1,625,137
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(b)	367,528	4,093,115
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	22,297	5,889,964
		11,608,216
Financials—0.8%
China International Capital Corp. Ltd., H Shares(c)	1,254,000	2,515,943
Health Care—2.6%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	112,055	5,084,173
Wuxi Biologics Cayman, Inc.(a)(c)	465,500	2,868,391
		7,952,564
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
CHINA (continued)
Industrials—1.6%
Centre Testing International Group Co. Ltd., A Shares(b)	545,000	$ 1,626,096
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	860,343	3,392,106
		5,018,202
Information Technology—2.2%
LONGi Green Energy Technology Co. Ltd., A Shares(a)(b)	634,964	3,736,315
Yonyou Network Technology Co. Ltd., A Shares(b)	815,828	2,991,330
		6,727,645
Real Estate—1.5%
China Resources Land Ltd.	1,051,500	4,788,354
Total China		104,170,863
FRANCE—1.9%
Energy—1.9%
TotalEnergies SE	101,326	5,974,553
HONG KONG—4.9%
Financials—3.7%
AIA Group Ltd.	655,400	6,873,413
Hong Kong Exchanges & Clearing Ltd.	103,732	4,597,889
		11,471,302
Industrials—1.2%
Pacific Basin Shipping Ltd.	9,289,000	3,594,799
Total Hong Kong		15,066,101
INDIA—16.4%
Communication Services—0.7%
Info Edge India Ltd.	43,000	2,014,708
Consumer Discretionary—1.1%
Maruti Suzuki India Ltd.	34,449	3,487,916
Consumer Staples—1.9%
Hindustan Unilever Ltd.	187,140	5,843,448
Financials—6.9%
Housing Development Finance Corp. Ltd.	324,815	10,394,363
Kotak Mahindra Bank Ltd.	200,206	4,233,313
SBI Life Insurance Co. Ltd.(c)	487,115	6,528,526
		21,156,202
Information Technology—1.6%
Infosys Ltd.	285,598	4,985,280
Materials—1.5%
UltraTech Cement Ltd.	48,369	4,485,300
Real Estate—0.5%
Godrej Properties Ltd.(a)	117,600	1,477,422
Utilities—2.2%
Power Grid Corp. of India Ltd.	2,497,345	6,869,298
Total India		50,319,574
INDONESIA—4.9%
Communication Services—1.3%
Telkom Indonesia Persero Tbk PT	15,114,500	4,104,237
Consumer Discretionary—0.5%
Sepatu Bata Tbk PT(a)(d)	36,207,500	1,448,831
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
INDONESIA (continued)
Financials—3.1%
Bank Central Asia Tbk PT	4,925,300	$ 2,881,518
Bank Rakyat Indonesia Persero Tbk PT	20,560,886	6,514,773
		9,396,291
Total Indonesia		14,949,359
KAZAKHSTAN—1.2%
Financials—1.2%
Kaspi.KZ JSC, GDR(c)	39,818	3,006,259
Kaspi.KZ JSC, GDR	8,417	635,483
		3,641,742
MEXICO—6.5%
Consumer Staples—1.9%
Fomento Economico Mexicano SAB de CV, ADR	59,990	5,710,448
Financials—2.1%
Grupo Financiero Banorte SAB de CV, Class O	766,280	6,451,720
Industrials—1.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	43,035	3,852,063
Materials—1.3%
Southern Copper Corp.	51,158	3,900,798
Total Mexico		19,915,029
NETHERLANDS—2.0%
Information Technology—2.0%
ASM International NV	7,521	3,052,779
ASML Holding NV	4,716	3,213,709
		6,266,488
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	12,526	1,658,317
POLAND—1.7%
Consumer Staples—0.6%
Dino Polska SA(a)(c)	20,949	1,902,805
Industrials—1.1%
InPost SA(a)	347,739	3,180,203
Total Poland		5,083,008
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(d)(e)	106,851	–
Novatek PJSC(d)(e)	314,849	–
		–
Financials—0.0%
Sberbank of Russia PJSC(a)(d)(e)	730,234	–
Total Russia		–
SAUDI ARABIA—2.8%
Energy—1.3%
Saudi Arabian Oil Co.(c)	469,491	4,046,635
Financials—1.5%
Al Rajhi Bank	232,042	4,567,989
Total Saudi Arabia		8,614,624
SOUTH AFRICA—2.3%
Financials—1.2%
Sanlam Ltd.	1,124,573	3,560,358
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
SOUTH AFRICA (continued)
Materials—1.1%
Anglo American Platinum Ltd.	63,263	$ 3,396,060
Total South Africa		6,956,418
SOUTH KOREA—2.1%
Industrials—2.1%
Samsung Engineering Co. Ltd.(a)	260,387	6,363,639
TAIWAN—13.4%
Information Technology—13.4%
Chroma ATE, Inc.	590,000	3,449,725
Delta Electronics, Inc.	230,000	2,281,976
Hon Hai Precision Industry Co. Ltd.	1,670,000	5,716,401
MediaTek, Inc.	158,000	4,096,326
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,453,000	25,463,253
		41,007,681
THAILAND—1.3%
Financials—1.3%
Kasikornbank PCL, Foreign Shares, Foreign Shares	1,051,700	4,079,708
UNITED ARAB EMIRATES—1.5%
Consumer Discretionary—1.5%
Americana Restaurants International PLC	4,355,960	4,688,195
UNITED STATES—0.7%
Information Technology—0.7%
Globant SA(a)	13,993	2,294,992
VIETNAM—1.8%
Information Technology—1.8%
FPT Corp.	1,614,700	5,452,493
Total Common Stocks		335,099,899
PREFERRED STOCKS—8.4%
SOUTH KOREA—8.4%
Information Technology—6.2%
Samsung Electronics Co. Ltd., Preferred Shares	452,908	18,847,586
Materials—2.2%
LG Chem Ltd.	28,566	6,844,565
Total South Korea		25,692,151
Total Preferred Stocks		25,692,151
PRIVATE EQUITY—0.1%
GLOBAL*—0.0%
Private Equity —0.0%
Emerging Markets Ventures I LP, H Shares(a)(d)(f)(g)(h)(i)	11,723,413(j)	8,324
ISRAEL—0.0%
Private Equity —0.0%
BPA Israel Ventures LLC(a)(d)(f)(g)(h)(i)(k)	3,349,175(j)	38,381
UNITED STATES—0.1%
Private Equity —0.1%
Neurone Ventures II LP(a)(d)(f)(g)(i)(k)	1,522,368(j)	34,877
Telesoft Partners II QP LP(a)(d)(f)(i)(k)	2,400,000(j)	119,112
		153,989
Total Private Equity		200,694
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(l)	2,174,237	$ 2,174,237
Total Short-Term Investment		2,174,237
Total Investments (Cost $390,856,766)—118.3%		363,166,981
Liabilities in Excess of Other Assets—(18.3%)		(56,084,590)
Net Assets—100.0%		$307,082,391

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Portfolio of Investments for inputs used.
(g)	Considered in liquidation by the Fund's Adviser.
(h)	As of March 31, 2023, the aggregate amount of open commitments for the Fund is $2,806,782.
(i)	Restricted security, not readily marketable.
(j)	Represents contributed capital.
(k)	Fund of Fund investment.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2023.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
March 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated  abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE" (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the  Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The Fund may also invest in private equity private placement securities, which represented 0.0% of the net assets of the Fund as of March 31, 2023. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
6